SCHEDULE OF LONG TERM DEBT OBLIGATIONS (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Line of Credit Facility [Line Items]
Less: unamortized debt issuance costs	$ (4,004)	$ (5,170)
Total loans and borrowings	354,729	403,309
Less: current installments	(70,546)	(71,744)
Long-term debt, net of unamortized debt issuance costs and excluding current installments	284,183	331,565
Secured Term Loan [Member]
Line of Credit Facility [Line Items]
Long-term debt obligations	338,625	387,000
Secured Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Long-term debt obligations	14,062	10,000
Working Capital Facilities [Member]
Line of Credit Facility [Line Items]
Long-term debt obligations	$ 6,046	$ 11,479